United States
					Securities and Exchange Commission
						Washington, D.C. 20549

						Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: 12/31/11

Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [] is a restatement.
				  [X] adds new holdings entries.


Peregrine Asset Advisers, Inc.
9755 SW Barnes Rd Suite 295
Portland, OR 97225

Form 13F File Number 28-14608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Dan Botti
Title: Principal
Phone: 503.459.4651

Signature, Place, and Date of Signing

Dan Botti	Portland, Oregon 	Feb 16, 2012
Signature	[City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number			Name

NONE



					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total:  69,375
					(thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and the list entries.]

No.		Form 13F File Number		Name

02		28-11324		        Cobiz Capital Management
03		28-7018				Summit Capital Management












Master List of Securities
As of 09/30/2011

                                TITLE 	CUSIP	   VALUE       SHRs or	SH/ PUT/  INVESTMENT  OTHER    	 VOTING AUTHORITy
NAME OF ISSUER                  OF CLASS          (x$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGER	SOLE	SHARED	NONE

Amer 1st Tax Exempt Invest MLP  LP      02364V107       461     93,300	SH         SOLE                          	93,300
American Water Wrks             COM     30411102        343     10,771	SH         SOLE                          	10,771
Amerigroup                      COM     03073T102       418      7,075	SH         SOLE                          	 7,075
Antares Pharma                  COM     36642106        113     51,234	SH         SOLE                          	51,234
Apple                           COM     37833100       3014      7,444	SH         SOLE                         	 7,444
Apple                           COM     37833100	 90	   221	SH         SH-OTHER	02			   221
Arcos Dorados			COM	037833100	110	 5,350	SH	   SOLE					 5,350
Arcos Dorados			COM	037833100	107	 5,200	SH	   SH-OTHER	03			 5,200
Ares Capital                    COM     04010L103       440     28,500	SH         SOLE                          	28,900
Avago Technologies              COM     Y0486S104     1,085     37,600	SH         SOLE                          	37,600
Avalonbay Communities           UT      53484101      3,133     23,990	SH         SOLE                          	23,990
Baidu .Com                      COM     56752108        483      4,150	SH         SOLE                          	 4,150
Bankrate                        COM     06647F102       845     39,300	SH         SOLE                          	39,300
Barrick Gold                    COM     67901108        240      5,300	SH         SOLE                          	 5,300
Biglari Hldgs                   COM     08986R101       479      1,300	SH         SOLE                          	 1,300
Bio Rad Labs                    COM     90572207        230      2,400	SH         SOLE                          	 2,400
Biogen Idec                     COM     09062X103     1,021      9,281	SH         SOLE                          	 9,281
BJ's Restaurants                COM     09180C106       272      6,000	SH         SOLE                          	 6,000
Cabot Oil & Gas Cp  Com         COM     127097103     1,199     15,800	SH         SOLE                          	15,800
Cadence Pharamceuticals         COM     12738T100       106     27,232	SH         SOLE                          	27,232
Calypte Biomedical New          COM     131722605         0     40,000	SH         SOLE                          	40,000
Caterpillar                     COM     149123101       490      5,419	SH         SOLE                          	 5,419
Caterpillar                     COM     149123101        82        900	SH         SH-OTHER	03			   900
Celegene                        COM     151020104     1,440     21,300	SH         SOLE                          	21,300
Chesapeake Midstream            MLP     16524K108       447     15,400	SH         SOLE                          	15,400
Chevron-Texaco                  COM     166751107       340      3,194	SH         SOLE                          	 3,194
Chimera Invst                   COM     125527101       311    123,830	SH         SOLE                                123,830
Chimera Invst                   COM     125527101	113	45,000	SH         SH-OTHER	03			45,000
Cigna High Income               COM     12551D109        78     36,007	SH         SOLE                          	36,007
Cliffs Natural Resources        COM     185896107       733     11,750	SH         SOLE                          	11,750
Clorox                          COM     189054109       266      4,000	SH         SOLE                          	 4,000
Columbia Banking Systems        COM     197236102       293     15,217	SH         SOLE                          	15,217
Commercial Net Lease            COM     202218103       245      9,300	SH         SOLE                          	 9,300
Costco Wholesale                COM     22160K105       264      3,165	SH         SOLE                          	 3,165
Costco Wholesale                COM     22160K105        60        723	SH         SOLE                          	   723
Craft Brewers Alliance          COM     224122101        78     13,000	SH         SOLE                          	13,000
Cubist Pharmaceuticals          COM     229678107     1,272     32,100	SH         SOLE                          	32,100
Danone                          SPONS AD23636T100       352     27,899	SH         SOLE                       582   	27,899
Deutsche Bank                   COM     D18190898     1,325     34,985	SH         SOLE                          	34,985
Digital Rlty Tr                 COM     253868103     2,650     39,755	SH         SOLE                          	39,755
Ebay                            COM     278642103     1,694     55,850	SH         SOLE                          	55,850
Enbridge Energy Partners        MLP     511557100       266      8,000	SH         SOLE                          	 8,000
Energy Transfer partners        MLP     29273R109       550     12,000	SH         SOLE                          	12,000
Enterprise Products Partners    MLP     293792107       497     10,706	SH         SOLE                          	10,706
EOG Resources                   COM     26875P101       296      3,000	SH         SOLE                          	 3,000
EV Energy Partners              MLP     26926V107       264      4,000	SH         SOLE                          	 4,000
Exxon Mobil                     COM     30231G102     1,144     13,491	SH         SOLE                        		13,491
Exxon Mobil                     COM     30231G102 	144	 1,700	SH         SH-OTHER	03			 1,700
Frontier Communications         COM     35906A108       123     23,798	SH         SOLE                          	23,798
General Electric                COM     369604103       151      8.387	SH         SOLE                        		 8,387
General Electric                COM     369604103	 10	   576	SH         SH-OTHER	02			   576
General Electric                COM     369604103	159	 8,900	SH         SH-OTHER	03			 8,900
General Mills                   COM     370334104     1,185     29,325	SH         SOLE                          	29,235
Genuine Parts                   COM     372460105     1,536     25,100	SH         SOLE                          	25,100
Google                          COM     38259P508     7,671     11,876	SH         SOLE                          	11,876
Google                          COM     38259P508        59         92	SH         SH-OTHER	02                          92
Heineken                        SPONS AD423012202       209      9,000	SH         SOLE                          	 9,000
Hersha Hospitality Trust        UT      427825104        56     11,400	SH         SOLE                          	11,400
Hertz Global                    COM     42805T105       328     28,001	SH         SOLE                          	28,001
Holly Frontier                  COM     436106108       503     21,500	SH         SOLE                          	21,500
Home Depot                      COM     437076102       205      4,878	SH         SOLE                          	 4,878
IBM                             COM     459200101       276      1,500	SH         SOLE                       		 1,500
IBM                             COM     459200101 	 74	   404	SH         SH-OTHER	02			   404
IHS                             COM     451734107       258      3,000	SH         SOLE                          	 3,000
Intel Corp                      COM     458140100       539     22,227	SH         SOLE                          	22,227
Invesco Mortgage Capital        COM     46131B100       237     16,885	SH         SOLE                          	16,885
Ishares MSCI Emrg Mkt           COM     464287234       300      7,900	SH         SOLE                          	 7,900
Ishares Russell 2000 Index      COM     464287655        41        556	SH         SOLE                          	   556
Ishares Russell 2000 Index      COM     464287655       171      2,325	SH         SH-OTHER	03              	 2,325
Ishares Tr   20+ Treas Index    COM     464287432       307      2,530	SH         SOLE                          	 2,530
Ishares Tr Barclays Tips        COM     464287176       222      1,900	SH         SOLE                          	 1,900
Johnson&Johnson                 COM     478160104       167      2,548	SH         SOLE                          	 2,548
Johnson&Johnson                 COM     478160104        48        729	SH         SH-OTHER	02              	   729
LKQ Corp                        COM     501889208       283      9,400	SH         SOLE                          	 9,400
Managed High Yield  Plus Fd In  MF      561911108       256    119,962	SH         SOLE                                119,962
MarkWest Energy                 MLP     570759100       897     16,300	SH         SOLE                         	16,300
Medco Health                    COM     58405U102       239      4,268	SH         SOLE                          	 4,268
Mellanox  Technologies          COM     M51363113       216      6,650	SH         SOLE                          	 6,650
MFA Mtg Invts                   COM     55272X102       280     41,715	SH         SOLE                          	41,715
Microsoft                       COM     594918104       590     22,746	SH         SOLE                          	22,746
Momenta Pharmaceuticals         COM     60877T100       436     25,100	SH         SOLE                          	25,100
Monster Beverage                COM     611740101       553      6,000	SH         SOLE                          	 6,000
MSGI Security Solutions         COM     553570102         0     50,000	SH         SOLE                          	50,000
NeoPhotonics                    COM     64051T100        79     17,200	SH         SOLE                          	17,200
Nextera Energy                  COM     65339F101     1,663     27,322	SH         SOLE                          	27,322
Nike                            COM     654106103       936      9,709	SH         SOLE                          	 9,709
Onyx Pharmaceuticals            COM     683399109     1,151     26,200	SH         SOLE                          	26,200
Pengrowth Energy                COM     70706P104       178     16,900	SH         SOLE                          	16,900
Penske Automotive               COM     70959W103     1,127     58,551	SH         SOLE                          	58,551
Plum Creek Timber               COM     729251108       163      4,450	SH         SOLE                          	 4,450
Plum Creek Timber               COM     729251108       124      3,400	SH         SH-OTHER	03               	 3,400
Polaris Inds                    COM     731068102       313      5,600	SH         SOLE                          	 5,600
Powerlock Intl                  COM     73933J107         0  1,193,857	SH         SOLE                              1,193,857
Procter & Gamble                COM     742718109       263      3,946	SH         SOLE                          	 3,946
Public Storage                  COM     74460D109       340      2,527	SH         SOLE                          	 2,527
Qsgi Inc                        COM     74729D106         1     22,900	SH         SOLE                          	22,900
Qualcomm Inc                    COM     747525103       328      5,990	SH         SOLE                          	 5,990
Qualcomm Inc                    COM     747525103        50        916	SH         SH-OTHER	02              	   916
Questor Pharmaceuticals         COM     74835Y101     1,108     26,650	SH         SOLE                          	26,650
Rockwood Hldgs                  COM     774415103       695     17,650	SH         SOLE                          	17,650
Rollins                         COM     775711104       782     35,207	SH         SOLE                          	35,207
S&P 500 Depository Receipt      COM     78462F103       274      2,180	SH         SOLE                          	 2,180
Sara Lee                        COM     803111103       458     24,200	SH         SOLE                          	24,200
Siemens A G                     COM     826197501     2,405     25,155	SH         SOLE                          	25,155
Standard Motor Prods            COM     853666105     1,181     90,553	SH         SOLE                          	90,553
Starbucks                       COM     855244109       300      6,525	SH         SOLE                          	 6,525
Stepan Chemical                 COM     858586100       409      5,100	SH         SOLE                          	 5,100
Swift Transportation Co         COM     87074U101       427     51,800	SH         SOLE                          	51,800
Syngenta                        COM     87160A100       413      7,000	SH         SOLE                          	 7,000
Templeton Emerging  Markets     COM     880192109       171     10,975	SH         SOLE                          	10,975
Thomas & Betts                  COM     884315102       770     14,100	SH         SOLE                                 14,100
Towers Watson                   COM     891894107     1,272     21,225	SH         SOLE                          	21,225
UIL Hldgs                       COM     902748102       932     26,350	SH         SOLE                          	26,350
Union Pacific                   COM     907818108       316      2,986	SH         SOLE                          	 2,986
US Bancorp                      COM     902973304       582     21,497	SH         SOLE                          	21,497
US Bancorp                      COM     902973304       100      3,700	SH         SH-OTHER	03               	 3,700
Verizon Comm                    COM     92343V104       461     11,480	SH         SOLE                          	11,480
Vital Imaging Inc               COM     92847B109         0     30,000	SH         SOLE                          	30,000
Walter Industries               COM     93317Q105       840     14,000	SH         SOLE                          	14,000
Yahoo                           COM     984332106       103      6,390	SH         SOLE                          	 6,390
Yahoo                           COM     984332106	192	11,900	SH         SH-OTHER	03			11,900
Znomics Inc                     COM     98977H105         0     16,667	SH         SOLE                          	16,667
------------------------------          --------------------------------
